Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.47%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.90%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.42%	August 15, 2019
Class B Notes	$47,360,000.00	1.72%	September 15, 2019
Class C Notes	$31,570,000.00	1.95%	February 15, 2020
Class D Notes	$31,570,000.00	2.35%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$352,648.66

Principal:
Principal Collections	$7,463,355.92
Prepayments in Full	$2,229,830.05
Liquidation Proceeds	$102,793.45
Recoveries	$95,891.50
Sub Total	$9,891,870.92
Collections	$10,244,519.58

Purchase Amounts:
Purchase Amounts Related to Principal	$237,898.90
Purchase Amounts Related to Interest	$1,269.70
Sub Total	$239,168.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,483,688.18

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,483,688.18
Servicing Fee	$92,150.96	$92,150.96	$0.00	$0.00	$10,391,537.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,391,537.22
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,391,537.22
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,391,537.22
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,391,537.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,391,537.22
Interest - Class B Notes	$62,868.83	$62,868.83	$0.00	$0.00	$10,328,668.39
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,328,668.39
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$10,277,367.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,277,367.14
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$10,215,542.56
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,215,542.56
Regular Principal Payment	$9,669,261.13	$9,669,261.13	$0.00	$0.00	$546,281.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$546,281.43
Residual Released to Depositor	$0.00	$546,281.43	$0.00	$0.00	$0.00
Total		$10,483,688.18

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,669,261.13
Total					$9,669,261.13
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,669,261.13	$204.17	$62,868.83	$1.33	$9,732,129.96	$205.50
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$9,669,261.13	$6.00	$175,994.66	$0.11	$9,845,255.79	$6.11

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$43,861,974.20	0.9261397	$34,192,713.07	0.7219745
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$107,001,974.20	0.0664509	$97,332,713.07	0.0604461

Pool Information
Weighted Average APR	3.921%	3.958%
Weighted Average Remaining Term	18.53	17.88
Number of Receivables Outstanding	16,112	15,291
Pool Balance	$110,581,156.25	$100,502,245.84
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,001,974.20	$97,332,713.07
Pool Factor	0.0670930	0.0609778

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$3,169,532.77
Targeted Overcollateralization Amount	$3,169,532.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,169,532.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$45,032.09
(Recoveries)		126	$95,891.50
Net Loss for Current Collection Period			$(50,859.41)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.5519)%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.2668)%
Second Prior Collection Period			0.7712%
Prior Collection Period			0.1056%
Current Collection Period			(0.5783)%
Four Month Average (Current and Prior Three Collection Periods)			0.0079%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,794	$12,836,514.11
(Cumulative Recoveries)			$2,728,461.67
Cumulative Net Loss for All Collections Periods			$10,108,052.4400
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6133%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,889.39
Average Net Loss for Receivables that have experienced a Realized Loss			$1,487.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.68%	264	$2,696,846.85
61-90 Days Delinquent	0.30%	31	$301,572.92
91-120 Days Delinquent	0.04%	3	$41,712.10
Over 120 Days Delinquent	0.67%	51	$675,189.24
Total Delinquent Receivables	3.70%	349	$3,715,321.11

Repossession Inventory:
Repossessed in the Current Collection Period		11	$145,946.63
Total Repossessed Inventory		15	$192,766.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5356%
Prior Collection Period			0.4717%
Current Collection Period			0.5559%
Three Month Average			0.5211%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer